Mezzanine Equity and Stockholders' Deficit - Voting Rights, Conversion Rights and Protective Provisions (Details) - Adagio Medical Inc $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($) item $ / shares shares	Dec. 31, 2023 USD ($) item $ / shares shares	Dec. 31, 2022 $ / shares
Mezzanine Equity and Stockholders' Deficit
Minimum shares of common stock converted from preferred stock | shares	1,000,000	1,000,000
Number of directors elected by holders of preferred stock | item	4	4
Number of directors elected by holders of common stock | item	1	1
Aggregate gross proceeds | $	$ 75.0	$ 75.0
Public offering price per share	$ 67.83	$ 67.83
Threshold number of preferred stock outstanding | shares	1,000,000	1,000,000
Threshold percentage of voting by preferred stockholders	70.00%	70.00%
Threshold common stock convertible by Series E convertible preferred stock | shares	500,000	500,000
Series A Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	$ 9.23	$ 9.23	$ 9.23
Conversion price after adjustment	9.23	9.23
Series B Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	13.04	13.04	13.04
Conversion price after adjustment	13.04	13.04
Series C Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	16.30	16.30	16.30
Conversion price after adjustment	16.30	16.30
Series D Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	20.16	20.16	20.16
Conversion price after adjustment	20.16	20.16
Series E Preferred Stock Class
Mezzanine Equity and Stockholders' Deficit
Initial conversion price	22.61	22.61	$ 22.61
Conversion price after adjustment	$ 22.61	$ 22.61